Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 03, 2021 tranche	Feb. 28, 2021 tranche	Dec. 31, 2021 USD ($) contract tranche segment reportableSegment shares	Dec. 31, 2020 USD ($)	Sep. 09, 2021 USD ($)	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative			$ 86,655	$ 28,606
Stockholders' equity			179,620	(32,813)		$ (18,295)
Allowance for doubtful accounts			$ 39	0
Number of contracts | contract			2
Increase (decrease) in cost-to-cost based on change in estimate			$ (4,600)	4,000
Cumulative catch-up adjustment arising from changes in estimates to complete			(4,624)
Advertising expense			$ 1,100	500
Number of operating segments | segment			1
Number of reportable segments | reportableSegment			1
Number of tranches | tranche	2	2	3
Options outstanding | shares			3,900,000
Transaction costs					$ 19,200
Payments of transaction costs			$ 291	0
Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity			650,518	191,168		185,501
Accumulated Deficit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity			(470,909)	(223,984)		$ (203,799)
Imagery
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated breakage			$ 1,900	$ 0
2021 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares			15,000,000
2021 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares			3,000,000